Parent Company Cash Flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ferrovial SE Statements Cash Flow [Line Items]
Adjustments for depreciation and amortisation expense	€ 490	€ 441	€ 401
Adjustments for impairment and disposal of fixed assets	(210)	(2,208)	(35)
Adjustments for finance income (cost)	(365)	274	(230)
Dividends paid to equity holders of parent, classified as financing activities	(156)	(130)	(136)
Treasury shares purchases from financing activities	501	701	114
Payments of lease liabilities, classified as financing activities	(121)	(104)	(87)
Effect of exchange rate changes on cash and cash equivalents	(99)	59	160
Dividends received, classified as operating activities	502	363	324
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Cash Flow [Line Items]
Other profit loss before tax in cash flow for parent company	(272)	(226)	(195)
Adjustments to reconcile profit loss in cash flow for parent company	219	160	99
Adjustments for depreciation and amortisation expense	0	0	0
Adjustments for impairment and disposal of fixed assets	34	(10)	(18)
Adjustments for finance income (cost)	185	170	117
Other changes in working capital for cash flow for parent company	16	30	(32)
Other inflows (outflows) of cash	(141)	(163)	(207)
Interest payments of cash flows from operating activities	(221)	(214)	(175)
Interest receipts of cash flows from operating activities	9	21	9
Income tax receipts or payments and tax consolidation of cash flows from operating activities	71	30	(41)
Cash flows from operating activities for parent company	951	506	913
Cash payments on investments for company	(209)	(614)	(21)
Cash flows from group companies associates and business units on payments	(209)	(614)	(21)
Other cash receipts from operating activities	52	22	18
Cash flows from group companies associates and business units on receipts	52	22	18
Cash flows from investing activities for parent company	(157)	(593)	(3)
Cash flows from receipts and payments from financial liability instruments	(182)	1,258	(582)
Cash flows from change in group company cash of pooling accounts	(596)	1,507	(381)
Cash flows from issuance repayment and redemption	414	(249)	(201)
Payments of other equity instruments	(657)	(831)	(250)
Dividends paid to equity holders of parent, classified as financing activities	(156)	(130)	(136)
Treasury shares purchases from financing activities	501	701	114
Cash flows from receipts and payments on equity instruments	0	(272)	17
Payments of lease liabilities, classified as financing activities	0	0	0
Cash flows used in financing activities for parent company	(838)	155	(814)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Variation in cash and cash equivalents after others effects for parent company	(47)	68	96
Cash and cash equivalents for the Ferrovial flow for parent company at beginning of year	175	107	11
Cash and cash equivalents for the Ferrovial flow for parent company at end of year	128	175	107
Dividends received, classified as operating activities	€ 1,128	€ 704	€ 1,248